Jul. 10, 2019
Virtus Horizon Wealth Masters Fund
Virtus Horizon Wealth Masters Fund,

Virtus Horizon Wealth Masters Fund,

a series of Virtus Opportunities Trust

Supplement dated July 10, 2019

to the Summary and Statutory Prospectuses

dated January 28, 2019, as supplemented

Important Notice to Investors

Effective immediately, in “Principal Investment Strategies” in the summary prospectus and “More Information About Investment Objectives and Principal Investment Strategies” in the statutory prospectus, the first sentence of the first paragraph is hereby replaced with the following:

“The fund seeks to track the performance of the Horizon Kinetics ISE Wealth Index (Ticker: RCH), a public index maintained by Horizon Kinetics LLC, the parent company of the fund’s subadviser, and International Securities Exchange, LLC.”

Management of the fund and its related strategies and risks are unaffected by this disclosure change.

Investors should retain this supplement with the Prospectuses for future reference.